Consolidated Statements of Financial Position	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 MYR (RM)
Current assets
Cash and bank balances	RM 53,629,874	$ 11,671,355	RM 56,183,612
Trade receivables	2,700,000	587,595	38,356,692
Other receivables, deposits and prepayments	15,858,537	3,451,259	5,470,576
Amount due from related companies			67,175,000
Current tax asset	20,849	4,537	20,849
Total current assets	72,209,260	15,714,746	167,206,729
Non-current assets
Property, plant and equipment	106,454,426	23,167,448	111,606,553
Right-of-use asset	197,240	42,925	259,526
Intangible asset	89,910,872	19,567,110	116,630,856
Total non-current assets	196,562,538	42,777,483	228,496,935
Total assets	268,771,798	58,492,229	395,703,664
Current liabilities
Trade payables			7,102,712
Other payables and accruals	162,135,892	35,285,286	1,689,557
Amount due to related companies			27,900,000
Amount due to holding companies			21,500,000
Current tax liability	86,026	18,722	64,393
Lease liabilities	124,780	27,156	121,693
Total current liabilities	162,346,698	35,331,164	58,378,355
Non-current liabilities
Deferred tax liabilities	5,183,693	1,128,116	18,348,653
Lease liabilities	75,728	16,480	138,899
Total non-current liabilities	5,259,421	1,144,596	18,487,552
Total liabilities	167,606,119	36,475,760	76,865,907
Net assets	101,165,679	22,016,469	318,837,757
EQUITY
Share capital	23,308,795	5,072,643	23,308,795
Capital contribution			164,575,283
Reserves	77,752,579	16,921,127	130,859,521
Equity attributable to owners of the Company	101,061,374	21,993,770	318,743,599
Non-controlling interests	104,305	22,699	94,158
TOTAL EQUITY	RM 101,165,679	$ 22,016,469	RM 318,837,757